Note 20 - Estimated Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]

NOTE 20 - ESTIMATED FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. Generally accepted accounting principles also establish a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1 - Quoted prices in active markets for identical assets or liabilities. Level 1 assets and liabilities include debt and equity securities and derivative contracts that are traded in an active exchange market, as well as U.S. Treasuries, and money market funds.

Level 2 - Observable inputs other than Level 1 prices such as quoted prices for similar assets or liabilities; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of the assets or liabilities. Level 2 assets and liabilities include debt securities with quoted prices that are traded less frequently than exchange-traded instruments, mortgage backed securities, municipal bonds, corporate debt securities, and derivative contracts whose value is determined using a pricing model with inputs that are observable in the market or can be derived principally from or corroborated by observable market data.

Level 3 - Unobservable inputs that are supported by little or no market activity and that are significant to the fair value of the assets or liabilities. Level 3 assets and liabilities include financial instruments whose value is determined using pricing models, real estate appraisals, discounted cash flow methodologies, or similar techniques, as well as instruments for which the determination of fair value requires significant management judgment or estimation. For example, this category generally includes certain private equity investments, asset-backed securities in less liquid markets, retained residual interests in securitizations, residential mortgage servicing rights, and other real estate owned when adjusting for selling costs, and impaired loans.

The Company used the following methods and assumptions to estimate fair value:

Available for Sale Investment Securities

Investment securities available-for-sale are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available (Leve1 1). If quoted prices are not available, fair values are calculated based on market prices of similar securities (Level 2). For securities where quoted prices or market prices of similar securities are not available, fair values are calculated using discounted cash flows or other market indicators (Level 3). Securities classified as Level 3 include asset-backed securities in less liquid markets. The fair values of Level 3 available for sale investment securities are determined by a third party pricing service and reviewed by the Company’s Chief Financial Officer for reasonableness. The fair value of the trust preferred securities is computed based upon discounted cash flows estimated using interest rates, principal balances of note classes and underlying issuers, the timing and amount of interest and principal payments of the underlying issuers, and the allocation to the note classes.  Current estimates of expected cash flows are based on the most recent trustee reports and any other relevant market information, including announcements of interest payment deferrals or defaults of underlying issuers.  The payment, default and recovery assumptions are believed to reflect the assumptions of market participants. Cash flows are discounted at appropriate market rates, including consideration of credit spreads and illiquidity discounts.

Loans Held for Sale

Mortgage loans held for sale are carried at the lower of cost or market value. The fair value of mortgage loans held for sale is based on what secondary markets are currently offering for portfolios with similar characteristics. As such, the Company categorizes loans subjected to nonrecurring fair value adjustments as Level 2. There were no fair value adjustments to mortgage loans held for sale as of December 31, 2014 and December 31, 2013.

Impaired Loans

Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired.  Impaired loans are carried at the lesser of their principal balance or their fair value. The Company considers problem loans with principal balances of $250,000 or greater individually for impairment. The fair value of loans individually evaluated for impairment is estimated using one of several methods, including the present value of expected cash flows, market price of the loan, if available, or fair value of the underlying collateral less estimated costs to sell.  At December 31, 2014, all impaired loans deemed collateral dependent were evaluated based on the fair value of the collateral less estimated costs to sell. Those impaired loans not requiring a specific allowance for loan losses allocation represent loans with fair values equal to or exceeding their recorded investments. Impaired loans for which a specific allowance is established based on the fair value of collateral require classification in the fair value hierarchy. If the fair value of an impaired loan is based on an observable market price of the loan the Company records the impaired loan as nonrecurring Level 2. When the fair value of an impaired loan is based on discounted cash flows or the fair value of the underlying collateral less estimated costs to sell the Company records the impaired loan as nonrecurring Level 3.

Other real estate owned

Assets acquired through or instead of loan foreclosure are initially recorded at fair value less estimated costs to sell when acquired, establishing a new cost basis. These assets are subsequently accounted for at lower of cost or fair value less estimated costs to sell. Fair value is commonly based on recent real estate appraisals.

For both collateral dependent impaired loans and other real estate owned the Company uses appraisals prepared by certified appraisal professionals whose qualifications and licenses have been reviewed and verified by the Company. These appraisals may utilize a single valuation approach or a combination of approaches, including comparable sales and the income approach. Adjustments are routinely made in the appraisal process by the independent appraisers to adjust for differences between the comparable sales and income data available. Such adjustments are usually significant and typically lead to a Level 3 classification of the inputs for determining fair value. Once the Company receives an appraisal on an impaired loan, the Chief Credit Officer and Chief Financial Officer review the assumptions and approaches utilized in the appraisal as well as the overall resulting fair value in comparison with independent data sources such as recent market data or industry-wide statistics, as well as the Company’s own loss experience. For appraisals received on other real estate owned, the Chief Financial Officer and Chief Operating Officer use a similar approach. The Company may take additional discounts against the appraisals based on the circumstances surrounding individual properties.

Assets measured at fair value on a recurring basis are as follows as of December 31, 2014 and December 31, 2013 (amounts in thousands):

	December 31, 2014
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed Government sponsored enterprises	$-	$24,938	$-	$24,938
Municipals	-	4,184	-	4,184
Other	-	4,139	2,008	6,147

Total assets at fair value	$-	$33,261	$2,008	$35,269

	December 31, 2013
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Available-for-sale investment securities
Mortgage backed Government sponsored enterprises	$-	$29,869	$-	$29,869
Municipals	-	4,068	-	4,068
Other	-	4,049	1,836	5,885

Total assets at fair value	$-	$37,986	$1,836	$39,822

Investments in collateralized debt obligations and trust preferred securities comprise the Company’s Level 3 assets as shown above. Discounted cash flows are calculated using spread to swap and LIBOR curves that are updated to incorporate loss severities, volatility, credit spread and optionality. During times when trading is more liquid, broker quotes are used (if available) to validate the model. Rating agency and industry research reports as well as defaults and deferrals on individual securities are reviewed and incorporated into the calculations.

There were no transfers between Level 1 and Level 2 during 2014 or 2013.

The Company has no liabilities carried at fair value or measured at fair value on a recurring basis.

The following table reconciles the changes in recurring Level 3 financial instruments for the twelve months ended December 31, 2014 and 2013 (amounts in thousands):

	December 31,	December 31,
	2014	2013

Beginning of year balance	$1,836	$1,401
Discount accretion	10	9
Unrealized gain (loss)	162	426

Ending balance	$2,008	$1,836

The following table presents quantitative information about Level 3 fair value measurements at December 31, 2014 (amounts in thousands):

		Valuation
Security Type	Fair Value	Technique	Unobservable Input	Rates
Collateralized Debt Obligations	$1,508	Discounted cash flows	Discount rate	Approximately	9%
			Weighted default probability for deferring issuers	Approximately	36%
			Recovery rate on deferring issuers		10% - 15%
			Default probability for current issuers		0.33% - 7.50%
Trust Preferred Security	$500	Discounted cash flows	Discount rate	Approximately	4%

The significant unobservable inputs used in the fair value measurement of the Company’s collateralized debt obligations investments are prepayment rates, probability of default, and loss severity in the event of default. Significant increases/(decreases) in any of those inputs in isolation would result in a significantly lower/(higher) fair value measurement. Generally, a change in the assumption used for the probability of default is accompanied by a directionally similar change in the assumption used for the loss severity and a directionally opposite change in the assumption used for prepayment rates.

In addition to the collateralized debt obligations included in the table above, the Company owns a trust preferred security backed by a single issuer for which meaningful pricing data is not readily available. The security’s book value of $500,000 is assumed to equal its fair value. The discount rate shown for the security in the table above approximates the security’s yield rate at December 31, 2014.

There were no changes in unrealized gains and losses recorded in earnings for either of the years ended December 31, 2014 or December 31, 2013.

Assets measured at fair value on a nonrecurring basis are as follows as of December 31, 2014 and December 31, 2013 (amounts in thousands):

	December 31, 2014
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Family Residential	$-	$-	$2,124	$2,124
Commercial Real Estate	-	-	1,105	1,105
Other Real Estate Owned
1 – 4 Family Residential	-	-	334	334
Construction and Land Development	-	-	54	54

Total assets at fair value	$-	$-	$3,617	$3,617

	December 31, 2013
	Quoted Market Price in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Impaired Loans
1 - 4 Family Residential	$-	$-	$2,574	$2,574
Multifamily Residential	-	-	1,050	1,050
Commercial Real Estate	-	-	753	753
Construction and Land Development	-	-	735	735
Other Real Estate Owned
1 – 4 Family Residential	-	-	585	585
Construction and Land Development	-	-	254	254

Total assets at fair value	$-	$-	$5,951	$5,951

Impaired loans that are measured for impairment using the fair value of the collateral had a recorded investment of $3,065,000 with a valuation allowance of $63,000 at December 31, 2014, resulting in an additional provision for loan losses of $40,000 for the year ended December 31, 2014. These additional provisions were all assigned to 1 – 4 Family Residential loans. Impaired loans that are measured for impairment using the fair value of the collateral had a recorded investment of $4,970,000 with a valuation allowance of $216,000 at December 31, 2013, resulting in an additional provision for loan losses of $149,000 for the year ended December 31, 2013. These additional provisions were as follows: $8,000 for Construction and Land Development loans, $132,000 for 1 – 4 Family Residential loans, and $9,000 for Multifamily loans.

Other real estate owned measured at fair value less costs to sell had a net carrying amount of $361,000, which is made up of the outstanding balance of $482,000, net of a valuation allowance of $121,000, at December 31, 2014. This valuation allowance included $6,000 of impairment made during the year ended December 31, 2014. All of this impairment related to 1-4 Family Residential real estate. Other real estate owned measured at fair value less costs to sell had a net carrying amount of $780,000, which is made up of the outstanding balance of $1,014,000, net of a valuation allowance of $234,000, at December 31, 2013. This valuation allowance included $75,000 of impairment made during the year ended December 31, 2013. The breakdown of this impairment was as follows: $14,000 for construction and land development, and $61,000 for 1-4 Family Residential.

The Company has no liabilities carried at fair value or measured at fair value on a nonrecurring basis.

The following table presents quantitative information about Level 3 fair value measurements for financial instruments measured at fair value on a non-recurring basis at December 31, 2013:

	Valuation Techniques	Unobservable Inputs	Range
Impaired Loans

1 - 4 Family Residential	Sales comparison approach	Bank Owned Discount	10%-20%
Multifamily Residential
Construction and Land Development

Commercial Real Estate	Sales comparison approach	Bank Owned Discount	10%-20%
	Income approach	Capitalization Rate	8% - 12%

Other Real Estate Owned

Commercial Real Estate	Sales comparison approach	Bank Owned Discount	10%-20%
	Income approach	Capitalization Rate	8% - 12%

Commercial Lots	Sales comparison approach	Bank Owned Discount	10%-20%
Residential 1 – 4 Family Lots
Residential 1 – 4 Family Homes
Residential 1 – 4 Under Construction
Multifamily Residential

The estimated fair values of the Company’s financial instruments are as follows (amounts in thousands):

	Fair Value Measurements at December 31, 2014 Using:
	Carrying
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$33,572	$33,572	$-	$-	$33,572
Available for sale investment securities	35,269	-	33,261	2,008	35,269
Federal Home Loan Bank Stock	4,000	N/A	N/A	N/A	N/A
Loans, net	358,546	-	-	355,310	355,310
Accrued interest receivable	1,169	-	97	1,072	1,169

Financial liabilities
Deposits	331,034	210,391	120,950	-	331,341
Short term borrowings	3,802	-	3,802	-	3,802
Advances from Federal Home Loan Bank	80,000	-	83,488	-	83,488
Junior subordinated debentures	10,310	-	-	5,018	5,018
Accrued interest payable	777	-	776	1	777

	Fair Value Measurements at December 31, 2013 Using:
	Carrying
	Amount	Level 1	Level 2	Level 3	Total
Financial assets
Cash and cash equivalents	$28,460	$28,460	$-	$-	$28,460
Available for sale investment securities	39,822	-	37,986	1,836	39,822
Federal Home Loan Bank Stock	3,629	N/A	N/A	N/A	N/A
Loans held for sale	271	-	271	-	271
Loans, net	325,865	-	-	315,917	315,917
Accrued interest receivable	1,122	-	113	1,009	1,122

Financial liabilities
Deposits	315,828	189,344	137,018	-	326,362
Short term borrowings	4,818	-	4,818	-	4,818
Advances from Federal Home Loan Bank	69,000	-	72,158	-	72,158
Junior subordinated debentures	10,310	-	-	4,826	4,826
Accrued interest payable	1,049	-	599	450	1,049

Valuation Methodologies – Assets and Liabilities not recorded at Fair Value

The following is a description of the valuation methodologies used for assets and liabilities that are not recorded at fair value, but whose fair value must be estimated and disclosed:

Cash and Cash Equivalents

The carrying amounts of cash and short-term instruments approximate fair values and are classified Level 1.

FHLB Stock

It is not practical to determine the fair value of FHLB stock due to restrictions placed on its transferability.

Loans

Fair values of loans, excluding loans held for sale, are estimated as follows: For variable rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values, resulting in a Level 3 classification. Fair values for other loans are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality, resulting in a Level 3 classification. Impaired loans are valued at the lower of cost or fair value as described previously. The methods utilized to estimate the fair values of loans do not necessarily represent an exit price.

The fair values of loans held for sale are estimated based upon binding contracts and quotes from third party investors, resulting in a Level 2 classification.

Deposits

The fair values disclosed for demand deposits (e.g., interest and non-interest checking, passbook savings, and certain types of money market accounts) are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amount), resulting in a Level 1 classification. The carrying amounts of variable rate, fixed-term money market accounts and certificates of deposit approximate their fair values at the reporting date, resulting in a Level 1 classification. Fair values for fixed rate certificates of deposit are estimated using a discounted cash flows calculation that applies interest rates currently being offered on certificates to a schedule of aggregated expected monthly maturities on time deposits, resulting in a Level 2 classification.

Short-term Borrowings

The carrying amounts of federal funds purchased, borrowings under repurchase agreements, and other short-term borrowings, generally maturing within ninety days, approximate their fair values, resulting in a Level 2 classification.

Other Borrowings

The fair values of the Company’s long-term borrowings are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements, resulting in a Level 2 classification.

The fair values of the Company’s Subordinated Debentures are estimated using discounted cash flow analyses based on the current borrowing rates for similar types of borrowing arrangements, resulting in a Level 3 classification.

Accrued Interest Receivable/Payable

The carrying amounts of accrued interest are assigned Levels 1, 2, or 3 classifications commensurate with the assets or liabilities to which they are associated.

Off-balance Sheet Instruments

Fair values for off-balance sheet, credit-related financial instruments are based on fees currently charged to enter into similar agreements, taking into account the remaining terms of the agreements and the counterparties’ credit standing. The fair value of commitments is not material.